Share-Based Payments - Narrative (Details) € in Thousands			1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 30, 2024 shares	Apr. 05, 2023 shares	Jun. 30, 2024 shares	Jun. 30, 2024 EUR (€) shares	Jun. 30, 2023 EUR (€)	Dec. 31, 2023	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangements, number of ordinary shares received per award				1
Share-based compensation expense | €				€ 4,151	€ 6,536
Non-executive remuneration received in equity, as a percent				50.00%		50.00%
Non Executive Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual remuneration base fee | €				€ 150
Non-executive remuneration received in cash, as a percent				50.00%
Non-executive remuneration received in equity, as a percent				50.00%
Contractual life of outstanding Share options				2 years
Number of share options granted in share-based payment arrangement (in shares)				7,162			78,460
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)				40,000
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)			518,350
Performance share units | LTI Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €				€ 3,601
Ordinary shares | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)		588,000
Chief Operating Officer | Ordinary shares | Initial Public Offering Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)	360,000
Management | Ordinary shares | Initial Public Offering Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)	430,000